Initial Public Offering and Founders' Warrants (Details Textual) - $ / shares		1 Months Ended	9 Months Ended
	Feb. 07, 2017	Oct. 19, 2015	Sep. 30, 2017	Jun. 29, 2017	Dec. 31, 2016	Aug. 31, 2016	Dec. 31, 2015
Sale of Stock, Price Per Share		$ 10.00			$ 10.00
Underwriters’ overallotment option exercised		2,500,000	0
Class of Warrant or Right, Exercise Price of Warrants or Rights		$ 0.01
Warrants outstanding				24,375,596
Capitol Acquisition Corp. III [Member]
Partners' Capital Account, Units, Sold in Public Offering		32,500,000
Underwriters’ overallotment option exercised		2,500,000
Class of Warrant or Right, Exercise Price of Warrants or Rights						$ 1.00
Warrants Par Value					$ 1.00
Class of Warrant or Right, Number of Securities Called by Warrants or Rights							8,250,000
Warrants outstanding					24,500,000
Investment Warrants Exercise Price	$ 1.00
Founders [Member] | Capitol Acquisition Corp. III [Member]
Warrants outstanding					8,250,000
Common Stock [Member]
Share Price		$ 18.00
Investment Warrants Exercise Price		$ 11.50